Business and Credit Concentrations (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Concentration Risk [Line Items]
Advances on Inventory Purchases	¥ 7,933	$ 1,245	¥ 7,359
Cash	246,137	38,624
Sinopec Yizheng Chemical Fibre Company Limited [Member]
Concentration Risk [Line Items]
Advances on Inventory Purchases	¥ 2,487	$ 390	¥ 2,238	$ 343
Customer concentration risk | Revenue from Contract with Customer, Product and Service Benchmark | Hunan Wujo Hi-Tech Materials Co., Ltd [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	17.70%